Geographic and Significant Customer Information - Schedule of Customer Concentrations as a Percentage of Revenue (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	6 Months Ended
	Jun. 30, 2025		Jun. 30, 2024
Customer A [Member]
Schedule of Customer Concentrations as a Percentage of Revenue [Line Items]
Percentage of customer concentrations	15.00%			[1]
Customer B [Member]
Schedule of Customer Concentrations as a Percentage of Revenue [Line Items]
Percentage of customer concentrations	14.00%			[1]
Customer C [Member]
Schedule of Customer Concentrations as a Percentage of Revenue [Line Items]
Percentage of customer concentrations		[1]	14.00%
Customer D [Member]
Schedule of Customer Concentrations as a Percentage of Revenue [Line Items]
Percentage of customer concentrations		[1]	10.00%

[1]	Lower Than 10%